Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2016
Registrant Name	HSBC FUNDS
Central Index Key	0000798290
Amendment Flag	false
Document Creation Date	Nov. 01, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Feb. 28, 2017
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class A
Risk/Return:
Trading Symbol	HAJAX
HSBC Asia ex-Japan Smaller Companies Equity Fund | Class I
Risk/Return:
Trading Symbol	HAJIX